Cover	Dec. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2025
Entity File Number	001-42190
Entity Registrant Name	DAMON INC.
Entity Central Index Key	0002000640
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	4601 Canada Way
Entity Address, Address Line Two	Suite #402
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5G 4X7
City Area Code	236
Local Phone Number	326-3619
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false